UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                               ----------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
           --------------------------------------------------------------
Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-05238
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                      08-13-99
-----------------------             ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 16
                                            ---------------------------
Form 13F Information Table Value Total:     $        146,695
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

                     INFORMATION TABLE AS OF JUNE 30, 1999

Page __1__ of __3___    Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  ITEM 6: INVESTMENT DISCRETION
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                ITEM 2:   ITEM 3:  CUSIP   ITEM 4: FAIR     ITEM 5:                        (B) SHARED-  (C)         ITEM 7:
NAME OF ISSUER         TITLE OF  NUMBER           MARKET VALUE     SHARES OR                      AS DEFINED   SHARED-     MANAGERS
                       CLASS                                       PRINCIPAL      (A) SOLE        IN INSTR. V  OTHER       INSTR. V
                                                                   AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Ascent Com             COM       43628106         2,376,000        168,208        168,208
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM       87509105         8,841,000        1,150,000      1,150,000
-----------------------------------------------------------------------------------------------------------------------------------
Comsat Corp.           COM SER 1 20564D107        5,460,000        168,000        168,000
-----------------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe Co.     COM       343302105        84,000           15,000         15,000
-----------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pac.  COM       390064103        1,691,000        50,000         50,000
Tea Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Ladd Furniture Inc.    COM       505739201        1,050,000        50,000         50,000
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp.              COM       502392103        5,991,000        450,000        450,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (PAGE)                              25,493,000
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------
                             ITEM 8: VOTING AUTHORITY (SHARES)
-----------------------------------------------------------------------------
ITEM 1:
NAME OF ISSUER
                             (A) SOLE       (B) SHARED     (C) NONE

-----------------------------------------------------------------------------
Ascent Com                   168,208
-----------------------------------------------------------------------------
Bethlehem Steel              1,150,000
-----------------------------------------------------------------------------
Comsat Corp.                 168,000
-----------------------------------------------------------------------------
Florsheim Shoe Co.           15,000
-----------------------------------------------------------------------------
Great Atlantic & Pac.        50,000
Tea Inc.
-----------------------------------------------------------------------------
Ladd Furniture Inc.          50,000
-----------------------------------------------------------------------------
LTX Corp.                    450,000
-----------------------------------------------------------------------------
COLUMN TOTALS (PAGE)
-----------------------------------------------------------------------------

                                    FORM 13F

Page __2__ of ___3__    Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     ITEM 6: INVESTMENT DISCRETION
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                ITEM 2:      ITEM 3:  CUSIP  ITEM 4: FAIR      ITEM 5:                     (B)          (C) SHARED-  ITEM 7:
NAME OF ISSUER         TITLE OF     NUMBER          MARKET VALUE      SHARES OR                   SHARED- AS   OTHER        MANA-
                       CLASS                                          PRINCIPAL      (A) SOLE     DEFINED IN                GERS
                                                                      AMOUNT                      INSTR. V                  SEE
                                                                                                                            INSTR.
-----------------------------------------------------------------------------------------------------------------------------------
Monarch Mach. Tool     COM          609150107       308,000           35,000         35,000
Company.
-----------------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM          649080504       625,000           160,000        160,000
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM          62886E108       29,288,000        600,000        600,000
-----------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107       459,000           75,000         75,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101       4,413,000         300,484        300,484
                       CLA
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD          809090103       1,000,000         100,000        100,000
-----------------------------------------------------------------------------------------------------------------------------------
Sunglass Hut           COM          86736F106       18,210,000        1,059,500      1,059,500
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108       43,415,000        1,115,000      1,115,000
-----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM          922944103       23,484,000        2,250,000      2,250,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (PAGE)                                121,202,000
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                    146,695,000
TOTALS
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
                        ITEM 8: VOTING AUTHORITY (SHARES)
------------------------------------------------------------------------
ITEM 1:
NAME OF ISSUER
                        (A) SOLE      (B) SHARED    (C) NONE


------------------------------------------------------------------------
Monarch Mach. Tool      35,000
Company.
------------------------------------------------------------------------
New Valley Corp         160,000
------------------------------------------------------------------------
NCR Corp.               600,000
------------------------------------------------------------------------
Primesource Corp.       75,000
------------------------------------------------------------------------
Ryerson Tull            300,484
------------------------------------------------------------------------
Scitex Ltd.             100,000
------------------------------------------------------------------------
Sunglass Hut            1,059,500
------------------------------------------------------------------------
Unisys Corp             1,115,000
------------------------------------------------------------------------
Venator Group, Inc.     2,250,000
------------------------------------------------------------------------
COLUMN TOTALS (PAGE)
------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

                                    FORM 13F

Page __3__ of __3___    Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       ITEM 6: INVESTMENT DISCRETION
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:               ITEM 2:      ITEM 3:  CUSIP  ITEM 4: FAIR    ITEM 5:  SHARES OR                   (B)             (C)
NAME OF ISSUER        TITLE OF     NUMBER          MARKET VALUE    PRINCIPAL AMOUNT                     SHARED- AS      SHARED-
                      CLASS                                                            (A) SOLE         DEFINED IN      OTHER
                                                                                                        INSTR. V
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
     Confidential Treatment has been requested for this page pursuant to Rule
24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------
             ITEM 8: VOTING AUTHORITY (SHARES)
-------------------------------------------------
 ITEM 7:
 MANA-
 GERS  SEE   (A) SOLE        (B) SHARED  (C)
 INSTR. V                                NONE
-------------------------------------------------

-------------------------------------------------

-------------------------------------------------

-------------------------------------------------


-------------------------------------------------

-------------------------------------------------

-------------------------------------------------

-------------------------------------------------

-------------------------------------------------